Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000127047 | Blackstone Partners Offshore Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000127047 | T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000127047 | T. Rowe Price Emerging Markets Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000127047 | T. Rowe Price International Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000127047 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127047 | T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127047 | T. Rowe Price Institutional High Yield Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127047 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127047 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127047 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127047 | Other0BNY-12434DAJ1
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000127047 | 0BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000127047 | 0BNY-77956H534
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000127047 | 0BNY-TC7OZ3MW6
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000127047 | 0BNY-91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000127047 | 0BNY-779917707
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000127047 | 0BNY-95000U3D3
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127047 | 0BNY-SecLending Dummy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127047 | 0BNY-34966BAN6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000127047 | 0BNY-12434DAJ1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000127048 | Blackstone Partners Offshore Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000127048 | T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000127048 | T. Rowe Price Emerging Markets Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000127048 | T. Rowe Price International Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000127048 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127048 | T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127048 | T. Rowe Price Institutional High Yield Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127048 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127048 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127048 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127048 | Other0BNY-12434DAJ1
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000127048 | 0BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000127048 | 0BNY-77956H534
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000127048 | 0BNY-TC7OZ3MW6
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000127048 | 0BNY-91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000127048 | 0BNY-779917707
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000127048 | 0BNY-95000U3D3
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127048 | 0BNY-SecLending Dummy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127048 | 0BNY-34966BAN6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000127048 | 0BNY-12434DAJ1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000169948 | Blackstone Partners Offshore Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000169948 | T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169948 | T. Rowe Price Emerging Markets Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169948 | T. Rowe Price International Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169948 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169948 | T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169948 | T. Rowe Price Institutional High Yield Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169948 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169948 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169948 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169948 | Other0BNY-12434DAJ1
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169948 | 0BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000169948 | 0BNY-77956H534
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000169948 | 0BNY-TC7OZ3MW6
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000169948 | 0BNY-91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169948 | 0BNY-779917707
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169948 | 0BNY-95000U3D3
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169948 | 0BNY-SecLending Dummy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169948 | 0BNY-34966BAN6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169948 | 0BNY-12434DAJ1
Holdings [Line Items]
Percent of Net Asset Value	0.50%